Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Stock Options
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, December 31, 2024	10,046	$968.80	9.48	—
Granted	—	—	—	—
Outstanding, December 31, 2025	10,046	$968.80	8.48	$—

Exercisable, December 31, 2025	10,046	$968.80	8.48	$—

Schedule of Key Assumptions Used in Valuing Unvested Options
As of June 24,
2024
Stock price	$968.80
Exercise price	$968.80
Volatility	96.00%
Risk-free rate of return	4.27%
Expected term (in years)	5.2 - 5.3 years